FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 28 – FINANCIAL INSTRUMENTS

28.1 - Categories of financial instruments

	As of December 31,
	2018	2017
Financial assets
Cash and cash equivalents	77,606	52,525
Financial assets measured at FVPL	4,050	7,620
Financial assets measured at FVOCI	4,585	527
Other financial assets (2)	895	1,428
Assets measured at amortised cost	160,963	126,171

Financial liabilities
Other financial liabilities (1)	12,765	29,238
Amortised cost
Trade payables	17,578	11,640
Payroll and social security taxes	58,535	40,472
Borrowings	—	6,011
Tax liabilities	7,399	5,253
Other liabilities	44	20

(1) As of December 31, 2018, other financial liabilities include 3,070, 3,873 and 2,844 related to contingent liability arisen in Small Footprint, Clarice and Ratio acquisitions, respectively, which are measured at fair value (see note 28.9.1).
(2) As of December 31, 2018, other financial assets include foreign exchange forward contracts of 44 measured at fair value through profit and loss, convertible notes of 106 measured at fair value through profit and loss, financial asset related to the acquisition of Clarice of 400 which is measured at fair value through profit and loss, and 345 of guarantee payments related to the future lease of a property under construction measured at amortised cost.

28.2 - Market risk

The Company is exposed to a variety of risks: market risk, including the effects of changes in foreign currency exchange rates and interest rates, and liquidity risk.

The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative instruments to hedge its exposure to risks, apart from those mentioned in note 28.9.4.

28.3 - Foreign currency risk management

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

Except in Globant Brasil Consultoría Ltda. (formerly TerraForum Consultoría Ltda.), Globers S.A. and We are London Limited, the subsidiary's functional currency is the U.S. dollar. In 2018, 86% of the Company's revenues are denominated in U.S. dollars. Because the majority of its personnel are located in Latin America, the Company incurs the majority of its operating expenses and capital expenditures in non-U.S. dollar currencies, primarily the Argentine peso, Uruguayan peso, Brazilian Real, Mexican peso, Peruvian Sol and Colombian peso. Operating expenses are also significantly incurred in Indian Rupee and Great Britain Pound.

Foreign exchange sensitivity analysis

The Company is mainly exposed to Argentine pesos, Colombian pesos and Indian rupees.

The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2018 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	10,147	30%	(3,462)	10%	(587)
	Colombian pesos	(7,148)	10%	630	10%	(738)
	Indian rupees	492	10%	(47)	10%	46
	Total	3,491		(2,879)		(1,279)

The following sensitivity analysis includes costs incurred in foreign currencies during the year ended December 31, 2018 and adjusts their translation for the year ended December 31, 2018 for changes in U.S. dollars against the relevant foreign currencies.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Costs	Argentine pesos	(127,599)	30%	29,446	10%	(12,760)
	Colombian pesos	(69,944)	10%	6,359	10%	(6,994)
	Indian rupees	(20,533)	10%	1,867	10%	(2,053)
	Total	(218,076)		37,672		(21,807)

The estimated effect in net income for the year ended December 31, 2018 due to a 30% increase in the U.S. dollar against the Argentine peso is a gain of 25,984 and such effect due to a 10% decrease in the U.S. dollar against the Argentine peso is a loss of 13,347.

The estimated effect in net income for the year ended December 31, 2018 due to a 10% increase in the U.S. dollar against the Colombian peso and Indian rupees is a gain of 6,989 and 1,820, respectively, and such effect due to a 10% decrease in the U.S. dollar against the Colombian peso and Indian rupees is a loss of 7,732 and 2,007, respectively.

Depreciation of the Argentine Peso

During 2018, the Argentine peso experienced a 102.2% devaluation from 18.60 Argentine peso per US dollar to 37.60 Argentine peso per US dollar. As explained in note 28.9.4, the Argentine's subsidiaries entered into foreign exchange forward and future contracts in order to mitigate the risk of fluctuations in the foreign exchange rate and reduce the impact in costs and expenses.

During 2017 and 2016, the Argentine peso experienced a 17% and a 14% devaluation, respectively, from 15.84 and 13.910 Argentine peso per US dollar to 18.60 and 15.84 Argentine peso per US dollar, respectively.

28.4 - Interest rate risk management

The Company's exposure to market risk for changes in interest rates relates primarily to its cash and bank balances and its credit facilities. The Company's credit line in the U.S. bear interest at a fixed rate of 1.75% and at variable rates from 1.78% at 2.8%, respectively. The Company does not use derivative financial instruments to hedge its risk of interest rate volatility.

28.5 – Liquidity risk management

The Company's primary sources of liquidity are cash flows from operating activities and borrowings under credit facilities. See note 26.1.

Management monitors rolling forecasts of the Company's liquidity position on the basis of expected cash flow.

The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2019	2020	2021	Thereafter	Total

Other financial liabilities	9,347	3,418	—	—	12,765
TOTAL	9,347	3,418	—	—	12,765

28.6 - Concentration of credit risk

The Company derives revenues from clients in the U.S. (approximately 77%) and clients related from diverse industries. For the years ended December 31, 2018, 2017 and 2016, the Company's top five clients accounted for 32.0%, 28.9% and 33.7% of its revenues, respectively. One single customer accounted for 11.3% and 10.2% of revenues for the years ended December 31, 2018 and 2017. However, no single customer accounted for 10% or more of revenues for the years ended December 31, 2016.

28.7 - Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2018 and 2017, approximate to their fair values.

	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	1,681	1,539	1,347	1,226
Tax credit - VAT (*)	356	326	2,025	2,096
Income tax credits	1,259	1,153	2,129	2,059
Tax credit - Software Promotion Regime	749	686	132	45
Other tax credits	170	157	105	56
	4,215	3,861	5,738	5,482

(*) Net of allowance for impairment of tax credits.

28.8 - Fair value measurements recognized in the consolidated statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	4,050	—	4,050
Bills issued by the Treasury of the Argentine Republic ("LETEs")	—	1,015	—	1,015
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	3,493	—	3,493
Capitalizable bills issued by the Treasury of the Argentine Republic ("LECAPs")	—	77	—	77
Foreign exchange forward contracts	—	44	—	44
Convertibles notes	—	106	—	106

Financial liabilities
Contingent consideration	—	—	9,767	9,767
Foreign exchange forward contracts	—	12	—	12

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	7,620	—	7,620
Bills issued by the Argentine Central Bank ("LEBACs")	—	527	—	527
Foreign exchange forward contracts	—	73	—	73
Call option on minority interest (see note 24.3)	—	—	455	455
Convertibles notes	—	100	—	100

Financial liabilities
Contingent consideration	—	—	23,905	23,905
Put option on minority interest (see note 24.3)	—	—	2,797	2,797

There were no transfers of financial assets between Level 1, Level 2 and Level 3 during the period.

The Company has applied the market approach technique in order to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable (i.e., similar) assets, liabilities or a group of assets and liabilities.

When the inputs required by the market approach are not available, the Company applies the income approach technique. The income approach technique estimates the fair value of an asset or a liability by converting future amounts (e.g. cash flows or income and expenses) to a single current (i.e. discounted) amount. When the income approach is used, the fair value measurement reflects current market expectations about those future amounts.

28.9 Level 3

28.9.1 Contingent consideration

As explained in note 24.2, the acquisition of Clarice included a contingent consideration agreement which was payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's capacity.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration related to Clarice described above, considering the new targets established by the amendment signed on May 16, 2017 to Globant India Private Ltd. (formerly Clarice Technologies PVT Ltd.) Share Purchase Agreement dated on May 14, 2015. Loss arising from the change in fair value amounted to 1,173 and includes a loss arising from the change in fair value of the contingent consideration for an amount of 1,401.

As of December 31, 2018 and 2017, the nominal value of contingent consideration related to Clarice amounted to 3,947 and 6,291, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 1,316 and 3,947 as of December 31, 2018 and 2,193 and 6,578 as of December 31, 2017. The fair value of the contingent consideration related to Clarice arrangement of 3,873 and 6,099 as of December 31, 2018 and 2017, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 24.4, the acquisition of WAE (jointly We are London Limited and We are Experience, Inc.) included a contingent consideration agreement which was payable on a deferred basis and was subject to the occurrence of certain events relating to the acquired company's gross revenue and gross profit.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration realted WAE described above. Gain arising from the change in fair value of the contingent consideration amounted to 3,850 and is included as Other income, net.

As of December 31, 2017, the nominal value of contingent consideration related to WAE amounted to 829 and such amount was related to Year 1 Deferred Consideration payment. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was 816 as of December 31, 2017. The fair value of the contingent consideration arrangement of 816 as of December 31, 2017 was estimated by discounting to present value using a risk-adjusted discount rate.

During 2018, the Company and the sellers of WAE have entered into discussions concerning circumstances that may have impacted the calculation of targets on the base of which the final amount of Year 2 Deferred consideration should have been calculated. For that reason, in July, 2018, the Company and the sellers of WAE signed a final settlement in order to avoid future claims on this matter. Loss arising from the settlement agreement amounted to 1,038 as of December 31, 2018 and was disclosed as Other income, net. In July, 2018, the Company paid a total amount of 1,867.

As described in note 24.6, the acquisition of L4 included a contingent consideration agreement which is payable on a deferred basis and which will be subject to certain events relating to the acquired company's gross revenue and gross profit.

As of December 31, 2017, the Company remeasured the fair value of the contingent consideration related to L4 described above, considering the new targets established by the amendment signed on January 30, 2018 to the SPA dated on November 14, 2016. Gain arising from the change in fair value of the contingent consideration amounted to 4,058 and is included as Other income, net.

As of December 31, 2017, the nominal value of contingent consideration related to L4 amounted to 3,750. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 4,320 and an unlimited maximum amount, given that such payment may be increased proportionally to the targets achievements, as of December 31, 2017. The fair value of the contingent consideration arrangement of 3,653 as of December 31, 2017 was estimated by discounting to present value using a risk-adjusted discount rate.

As of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to L4 described above, considering the non achievement of targets established by the Share Purchase Agreement. Gain arising from the change in fair value amounted to 1,848 and is included as Other income, net.

As described in note 24.7, the acquisition of Ratio, included a contingent consideration agreement which is payable on a deferred basis and which will be subject to certain events relating to the acquired company's gross revenue and gross margin.

As of December 31, 2018 and 2017, the nominal value of contingent consideration related to Ratio amounted to 2,860 and 3,923, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 2,570 and an unlimited maximum amount, given that such payment may be increased proportionally to the targets achievements, as of December 31, 2018 and between 2,746 an unlimited maximum amount, given that such payment may be increased proportionally to the targets achievements, as of December 31, 2017. The fair value of the contingent consideration arrangement of 2,844 and 3,876 as of December 31, 2018 and 2017 was estimated by discounting to present value using a risk-adjusted discount rate.

As of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to the acquisition of Ratio. Loss arising from the change in fair value amounted to 654 and is included as Other income, net.

As described in note 24.8, the acquisition of PointSource, included a contingent consideration agreement which was payable on a deferred basis and which was be subject to certain events relating to the acquired company's gross revenue and gross margin.

As of December 31, 2017, the nominal value of contingent consideration related to PointSource amounted to 9,626. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 3,850 and an unlimited maximum amount, given that such payment may be increased proportionally to the targets achievements, as of December 31, 2017. The fair value of the contingent consideration arrangement of 9,461 as of December 31, 2017 was estimated by discounting to present value using a risk-adjusted discount rate.

On May 2018, the Company signed an amendment to the SPA with the former shareholders, pursuant to which a new fixed-payment was established, in replacement of previous payments subject to targets achievement. As of December 31, 2018, the fixed-payment amounted to 1,786 and is included in other financial liabilities. As a consequence, the Company remeasured the fair value of the liability related to PointSource described above. Gain arising from the change in fair value of the liability amounted to 5,506 and is included as Other income, net.

As described in note 24.9, the acquisition of Small Footprint included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's gross revenue, gross margin and billable headcount.

As of December 31, 2018, the nominal amount of the contingent consideration related to Small Footprint amounted to 3,066. Such amount was paid on March 1, 2019. The fair value of the contingent consideration arrangement of 3,070 as of December 31, 2018 was estimated by discounting to present value using a risk-adjusted discount rate.

The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2018	2017	2016
Gain on remeasurement of the contingent consideration of PointSource	5,506	—	—
(Loss) gain on remeasurement of the contingent consideration of Clarice	—	(1,173)	418
Gain on remeasurement of the contingent consideration of L4	1,848	4,058	—
Gain on remeasurement of the contingent consideration of WAE	—	3,850	—
Loss on remeasurement of the contingent consideration of Ratio	(654)	—	—
TOTAL	6,700	6,735	418

28.9.2 Put and call option on minority interests

As described in note 24.3, on October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with the "non-controlling shareholders" to agree on a put option over the 33.27% of the remaining interest of Dynaflows.

On October 26, 2018, the non-controlling shareholders exercised such option and the Company paid a total amount of 1,186 based on the EBITDA and Revenue of Dynaflows for the twelve months ended on September 30, 2018. As of December 31, 2018, a gain of 1,611 was recognized as Other income, net, given that the exercise of the option occurred earlier than expected.

As described in note 24.3, the Company also agreed on a call option over non-controlling interest. The fair value of the call option on minority interest of 455 as of December 31, 2017 was estimated by using the Black & Scholes method considering the EBITDA and Revenue of the Dynaflows's most recent audited annual financial statements at the time of the delivery of such exercise of the call option to present value using a risk-adjusted discount rate.

As of December 31, 2018, the call option was derecognized and a loss of 455 was recognized as Other income, net.

As of December 31, 2017 and 2016, the Company recorded a gain of 1,727 and 2,981, respectively, related to the remeasurement at fair value of the put and call option described above.

28.9.3. Reconciliation of recurring fair value measurements categorized within Level 3

The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2016	319	23,314	4,388
Fair value remeasurement (1)	136	(6,878)	(1,591)
Acquisition of business (1)	—	13,199	—
Payments (2)	—	(5,990)	—
Interests (1)	—	260	—
December 31, 2017	455	23,905	2,797

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2017	455	23,905	2,797
Fair value remeasurement (1)	—	(6,700)	(1,611)
Reclassification to amortised cost (1)	—	(1,778)	—
Derecognition of call option (1)	(455)	—	—
Acquisition of business (1)	—	3,029	—
Payments (2)	—	(8,947)	(1,186)
Interests (1)	—	258	—
December 31, 2018	—	9,767	—

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.

28.9.4 Foreign exchange futures and forward contracts

During the years ended December 31, 2018, 2017 and 2016, the Argentinian subsidiaries, Sistemas Globales S.A. and IAFH Global S.A. acquired foreign exchange futures contracts with SBS Sociedad de Bolsa S.A. (SBS) in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos due to the risk of exposure to fluctuations in foreign currency. The foreign exchange futures contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2018, 2017 and 2016 the Company recognized a gain of 594, and a loss of 421 and 1,126, respectively.

These futures contracts have daily settlements, in which the futures value changes daily. Sistemas Globales S.A. and IAFH Global S.A. recognize daily variations in SBS primary accounts, and the gains or losses generated by each daily position through profit or loss. Thus, at the closing of each day, according to the future price of the exchange rate U.S. Dollar – Argentine peso, the companies perceive a gain or loss for the difference. As future contracts have daily settlements, hence fair value as of December 31, 2018, 2017 and 2016 was zero.

Pursuant to these contracts, Sistemas Globales S.A. and IAFH Global S.A. are required to maintain collaterals in an amount equal to a percentage of the notional amounts purchased until settlement of the contracts. As of December 31, 2018 and 2017, IAFH Global S.A. held a 10% of the value of those collaterals in LETEs and LEBACs, respectively, in SBS primary account. This ensures minimal funding, in case SBS has to transfer funds to "Mercado a Término de Rosario S.A" (ROFEX) if losses are generated by daily settlements. This amount must also remain restricted during the term of the contracts. As of December 31, 2018 and 2017, both collaterals regarding the transactions are restricted assets for an amount of 975 and 473 in LETEs and LEBACs, respectively, included as investments.

During the year ended December 31, 2017, the subsidiary Globant LLC, acquired foreign exchange forward contracts with Bridge Bank in rupees currency, with the purpose of hedging the risk of exposure to fluctuations in that currency within the Group. Those contracts were recognized as financial assets at fair value through profit or loss. For the year ended December 31, 2017 the Company recognized a gain of 118.

During 2018, the subsidiaries, Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A., acquired foreign exchange forward contracts with certain banks in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos, Colombian Pesos, Chilean pesos and Uruguayan pesos, due to the risk of exposure to fluctuations in those foreign currencies. Those contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the year ended December 31, 2018 and 2017, the Company recognized a gain of 1,714 and 34, respectively. During 2017, the Argentine subsidiary, Sistemas Globales, entered into foreign exchange forward contracts with HSBC in U.S. dollars at a specified price with the purpose of reducing the risk of exposure to fluctuations in foreign currency. As of December 31, 2018 and 2017, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Foreign currency	Notional foreign	Fair value assets /
Settlement date	rate from contracts	currency rate	(liabilities)
January 31, 2019	40.06	39.67	26
February 28, 2019	41.54	41.17	15
April 30, 2019	44.44	44.30	3
Fair value as of December 31, 2018			44

April 30, 2019	44.26	44.30	(1)
May 31, 2019	45.74	45.92	(5)
May 31, 2019	45.69	45.92	(6)
Fair value as of December 31, 2018			(12)

	Foreign currency	Notional foreign	Fair value assets /
	rate from contracts	currency rate	(liabilities)
Less than 3 months	18.05	18.95	73
Fair value as of December 31, 2017			73

The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the term of the contract.